Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computations Of Basic And Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share (in millions, except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Numerator:
Net earnings (loss)—numerator for basic earnings (loss) per share	$(1,876)	$(1,979)	$(471)
Denominator:
Denominator for basic earnings (loss) per share—weighted average shares	335	335	333
Effect of dilutive securities:
Employee options and shares	—	—	—
Assumed treasury shares purchased	—	—	—

Diluted potential common shares	—	—	—
Denominator for diluted earnings loss per share—weighted-average shares	335	335	333

Basic earnings (loss) per share	$(5.60)	$(5.91)	$(1.41)

Diluted earnings (loss) per share	$(5.60)	$(5.91)	$(1.41)

The following were excluded from the calculation:
Convertible notes, employee stock options and deferred stock because inclusion would be anti-dilutive	46	51	57
Employee stock options because the options’ exercise price was greater than the average market price of the shares	23	20	12